Average Annual Total Returns - Invesco SP SmallCap Utilities and Communication Services ETF	ETF Inception Date	ETF 1 Year	ETF 5 Years	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P SmallCap 600® Capped Utilities & Communication Services Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Capped Utilities & Communication Services Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Capped Utilities & Communication Services Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Apr. 07, 2010	9.99%	9.46%	11.36%	9.31%	8.58%	10.59%	6.32%	7.36%	9.28%	10.33%	9.67%	11.64%	22.78%	9.56%	12.44%